Morgan, Lewis & Bockius LLP
One Federal Street
Boston, Massachusetts 02110
February 1, 2021
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Re: Pioneer Series Trust XIV
Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A
(File Nos. 333-71813 and 811-09223)
Ladies and Gentlemen:
On behalf of Pioneer Series Trust XIV, a Delaware statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 46 to the Registration Statement for the Trust (the “Amendment”) on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 48 under the Investment Company Act of 1940, as amended.
The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of registering shares of three new series of the Trust: Pioneer Global Sustainable Growth Fund, Pioneer Global Sustainable Value Fund and Pioneer Intrinsic Value Fund (the “Funds”). The Funds currently intend to offer Class A, Class C and Class Y shares. The Amendment is to be effective on April 17, 2021.
Please contact the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any questions or comments relating to the filing.
Very truly yours,
/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz
cc:	Christopher J. Kelley, Esq. Toby R. Serkin, Esq.
0